SCHEDULE OF LONG-TERM INVESTMENTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Subtotal	¥ 3,334,562	¥ 490,437
Less: impairment	(28,104)
Long-term investments, net	3,306,458	490,437
Equity Funds [Member]
Schedule of Investments [Line Items]
Subtotal	97,915	64,196
Companies and Organizations [Member]
Schedule of Investments [Line Items]
Subtotal	290,138	200,337
Private Entity [Member]
Schedule of Investments [Line Items]
Subtotal	15,766	10,232
Public Entity [Member]
Schedule of Investments [Line Items]
Subtotal	2,733,567
Voluntary Partnerships [Member]
Schedule of Investments [Line Items]
Subtotal	¥ 197,176	¥ 215,672